Document and Entity Information	Aug. 14, 2019
Cover [Abstract]
Entity Registrant Name	CORNING INC /NY
Amendment Flag	false
Entity Central Index Key	0000024741
Document Type	8-K
Document Period End Date	Aug. 14, 2019
Entity Incorporation State Country Code	NY
Entity File Number	1-3247
Entity Tax Identification Number	16-0393470
Entity Address, Address Line One	One Riverfront Plaza
Entity Address, City or Town	Corning
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14831
City Area Code	(607)
Local Phone Number	974-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GLW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false